Premises, equipment and computer software (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) floor	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property
Property, Plant and Equipment [Line Items]
(Gain) on sale of premises, equipment and computer software	$ 37	$ (28)	$ 0
Premises, Equipment, and Computer Software
Property, Plant and Equipment [Line Items]
Proceeds from sale of property, plant, and equipment		11,200
(Gain) on sale of premises, equipment and computer software		$ 500
Bermuda
Property, Plant and Equipment [Line Items]
Number of properties sold | property		4
Bermuda | Buildings
Property, Plant and Equipment [Line Items]
Number of properties, intended use changed | property			3
Impairment of real estate			$ 1,200
Write down of carrying amount to fair value less cost to sell			$ 800
Cayman | Premises, Equipment, and Computer Software
Property, Plant and Equipment [Line Items]
Number of properties sold | property		1
Number of floors under leaseback agreement | floor	2
Sale leaseback transaction, annual lease payments	$ 400
Sale leaseback transaction, term	3 years
United Kingdom
Property, Plant and Equipment [Line Items]
Impairment of core banking system		$ 5,100